Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 02, 2020
Registrant Name	MFS INSTITUTIONAL TRUST
Entity Central Index Key	0000867969
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 02, 2020
Document Effective Date	Mar. 02, 2020
Prospectus Date	Oct. 28, 2019
MFS® Institutional International Equity Fund | MFS Institutional International Equity Fund
Prospectus:
Trading Symbol	MIEIX